Document and Entity Information	Nov. 25, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 25, 2025
Entity Registrant Name	WARRIOR MET COAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38061
Entity Tax Identification Number	81-0706839
Entity Address Address Line 1	16243 Highway 216
Entity Address City Or Town	Brookwood
Entity Address State Or Province	AL
Entity Address Postal Zip Code	35444
City Area Code	205
Local Phone Number	554-6150
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Central Index Key	0001691303
Amendment Flag	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	HCC
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights to Purchase Series A Junior Participating Preferred Stock, par value $0.01 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE